Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Compensation

Compensation provided to key management during the year ended December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Short-term benefits	$3,133,569	$2,777,723
Share-based compensation	5,332,426	13,810,779
	$8,465,995	$16,588,502

Schedule of Related Party Transaction

A summary of other related party transactions during the year ended December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Total transactions during the year:
Revenue	$-	$839,933
Cost of Sales	-	41,109
Expenses
Consulting fees	475,916	938,940
Interest and accretion	-	282,838
Loss on settlement of vendor-take-back loan	-	316,241
Share of (income) loss from investment in associates and joint ventures	(1,129,167)	266,641

Schedule Of Related Party Balances

A summary of related party balances as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Balances receivable (payable):
Trade and other receivables	$67,180	$3,734,410
Loans receivable	-	125,995
Investment in associates and joint ventures	12,236	885,269
Accounts payable and accrued liabilities	(249,976)	(382,794)
Contract liabilities	-	(55,434)